Stockholders' Equity - Dividends (Details) - SHAPEWAYS, INC - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Aggregate gross proceeds required for automatic conversion of preferred stock	$ 75,000	$ 75,000
Dividend declared	$ 0	$ 0	$ 0
Convertible Series B-1 Preferred Stock
Class of Stock [Line Items]
Dividend per share	0.2076	0.2076
Convertible Series C Preferred Stock
Class of Stock [Line Items]
Dividend per share	0.2746	0.2746
Convertible Series D Preferred Stock
Class of Stock [Line Items]
Dividend per share	0.4207	0.4207
Convertible Series E Preferred Stock
Class of Stock [Line Items]
Dividend per share	$ 0.2789	$ 0.2789